UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Period May 21, 2003 (inception) to June 30, 2003

MFS International Growth Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                                                          MFS
                                                                                     INTERNATIONAL

                                                                                         GROWTH
                                                                                       PORTFOLIO

                                                                                   -------------------
                                                                                   -------------------
ASSETS:
     Investments in securities, market value  (1)                                $        114,810,948
     Cash denominated in foreign currencies (2)                                               619,716
     Dividends receivable                                                                     101,025
     Receivable for investments sold                                                          763,377
                                                                                   -------------------
                                                                                   -------------------

     Total assets                                                                         116,295,066
                                                                                   -------------------
                                                                                   -------------------

LIABILITIES:

     Due to investment adviser                                                                116,952
     Payable for investments purchased                                                        707,084
     Payable to custodian                                                                     777,865
                                                                                   -------------------
                                                                                   -------------------

     Total liabilities                                                                      1,601,901
                                                                                   -------------------
                                                                                   -------------------

NET ASSETS                                                                       $        114,693,165
                                                                                   ===================
                                                                                   ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                               $          1,109,681
     Additional paid-in capital                                                           110,013,435
     Net unrealized appreciation on investments and translation of assets and
     liabilities denominated in foreign currencies                                          3,399,563
     Unrdistributed net investment income                                                      23,970
     Accumulated net realized gain on investments                                             146,516
                                                                                   -------------------
                                                                                   -------------------

NET ASSETS                                                                       $        114,693,165
                                                                                   ===================
                                                                                   ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                            $              10.34
                                                                                   ===================
                                                                                   ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           150,000,000
     Outstanding                                                                           11,096,804

(1)  Cost of investments in securities:                                          $        111,409,306
(2)  Cost of cash denominated in foreign currencies:                                          621,795

See notes to financial statements.


MAXIM SERIES FUND, INC.

                            STATEMENT OF OPERATIONS
                           PERIOD ENDED JUNE 30, 2003

UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                                                                         MFS
                                                                                    INTERNATIONAL

                                                                                        GROWTH
                                                                                      PORTFOLIO

                                                                                  -------------------
                                                                                  -------------------
INVESTMENT INCOME:
     Interest                                                                   $             28,758
     Dividends                                                                               161,626
     Foreign withholding tax                                                                 (17,336)
                                                                                  -------------------
                                                                                  -------------------

     Total income                                                                            173,048
                                                                                  -------------------
                                                                                  -------------------

EXPENSES:

     Management fees                                                                         149,078
                                                                                  -------------------
                                                                                  -------------------

NET INVESTMENT INCOME                                                                         23,970
                                                                                  -------------------
                                                                                  -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                        146,516
     Change in net unrealized appreciation on investments                                  5,119,349
     Change in net unrealized depreciation on translation of assets
     and liabilities denominated in foreign currencies                                    (1,719,786)
                                                                                  -------------------
                                                                                  -------------------

     Net realized and unrealized gain on investments and translation of
     assets and liabilities denominated in foreign currencies                              3,546,079
                                                                                  -------------------
                                                                                  -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $          3,570,049
                                                                                  ===================
                                                                                  ===================

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED JUNE 30, 2003
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                       MFS
                                                                                    INTERNATIONAL
                                                                                      GROWTH
                                                                                    PORTFOLIO
                                                                                  ---------------
                                                                                  ---------------
                                                                                       2003
                                                                                  ---------------
                                                                                  ---------------
                                                                                       (2)
                                                                                    UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

     Net investment income                                                      $         23,970
     Net realized gain on investments                                                    146,516
     Change in net unrealized appreciation on investments                              5,119,349
     Change in net unrealized depreciation on translation of assets and
     liabilities denominated in foreign currencies                                    (1,719,786)
                                                                                  ---------------
                                                                                  ---------------

     Net increase in net assets resulting from operations                              3,570,049
                                                                                  ---------------
                                                                                  ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                               113,818,894
     Redemptions of shares                                                            (2,695,778)
                                                                                  ---------------
                                                                                  ---------------

     Net increase in net assets resulting from share transactions                    111,123,116
                                                                                  ---------------
                                                                                  ---------------

     Total increase in net assets                                                    114,693,165

NET ASSETS:
     Beginning of period                                                                       0
                                                                                  ---------------
                                                                                  ---------------

     End of period  (1)                                                         $    114,693,165
                                                                                  ===============
                                                                                  ===============


OTHER INFORMATION:

SHARES:

     Sold                                                                             11,356,234
     Redeemed                                                                           (259,430)
                                                                                  ---------------
                                                                                  ---------------

     Net increase                                                                     11,096,804
                                                                                  ===============
                                                                                  ===============

(1) Including undistributed net investment income                               $         23,970

(2) The portfolio commenced operations on May 21, 2003.

See notes to financial statements.


MAXIM SERIES FUND, INC.

MFS INTERNATIONAL GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                                Period Ended
                                                                               June 30, 2003 +

                                                                               ----------------
                                                                               ----------------
                                                                                  UNAUDITED

Net Asset Value, Beginning of Period                                         $           10.00

Income from Investment Operations

Net investment income                                                                     0.00
Net realized and unrealized gain                                                          0.34
                                                                               ----------------
                                                                               ----------------

Total Income From Investment Operations                                                   0.34
                                                                               ----------------
                                                                               ----------------

Less Distributions

From net investment income
                                                                               ----------------
                                                                               ----------------

Total Distributions                                                                       0.00
                                                                               ----------------
                                                                               ----------------

Net Asset Value, End of Period                                               $           10.34
                                                                               ================
                                                                               ================


Total Return                                                                             3.40%  o

Net Assets, End of Period ($000)                                             $         114,693

Ratio of Expenses to Average Net Assets                                                  1.20%  *

Ratio of Net Investment Income to Average Net Assets                                     0.19%  *

Portfolio Turnover Rate                                                                  6.46%  o


 + The portfolio commenced operations on May 21, 2003.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized



MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the MFS International Growth Portfolio are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the specific identification method.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders; therefore, no federal income or excise tax provision is required.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.20% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the period ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $112,722,278 and $6,938,536, respectively. For the same period, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $111,409,306. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,485,642 and gross depreciation of securities in which there was an excess of tax cost over value of $1,084,000, resulting in net appreciation of $3,401,642.

The Maxim Series Fund

MFS International Growth Portfolio

COMMON STOCK

AUSTRALIA

BROADCAST/MEDIA

    154,900 News Corp Ltd                                              1,163,497
                                                                      $1,163,497

INSURANCE RELATED
    489,600 QBE Insurance Group Ltd*                                   3,060,224
                                                                      $3,060,224

TOTAL AUSTRALIA            --- 3.68%                                  $4,223,721

AUSTRIA

FOREIGN BANKS
     14,900 Erste Bank der Oesterreichischen Sparkassen  AG            1,316,646
                                                                      $1,316,646

TOTAL AUSTRIA              --- 1.15%                                  $1,316,646

BERMUDA

INSURANCE RELATED
     41,200 ACE Ltd                                                    1,412,748
      7,900 XL Capital Ltd Class A                                       655,700
                                                                      $2,068,448

TOTAL BERMUDA              --- 1.80%                                  $2,068,448

CANADA

OIL & GAS

     30,300 Canadian Natural Resources Ltd                             1,198,620
     22,300 EnCana Corp                                                  848,508
     15,400 Talisman Energy Inc*                                         697,038
                                                                      $2,744,166

RAILROADS

     17,000 Canadian National Railway Co                                 820,420
                                                                        $820,420

TELEPHONE & TELECOMMUNICATIONS
    101,400 BCE Inc                                                    2,317,928
                                                                      $2,317,928

TOTAL CANADA               --- 5.12%                                  $5,882,514

FRANCE

BROADCAST/MEDIA

     29,502 Societe Television Francaise 1*                              907,947
                                                                        $907,947

CHEMICALS

     23,900 Air Liquide                                                3,543,222
                                                                      $3,543,222

COMPUTER SOFTWARE & SERVICES
     25,400 Cap Gemini  SA*                                              901,877
                                                                        $901,877

ELECTRONICS - SEMICONDUCTOR
     66,300 STMicroelectronics NV                                      1,390,236
                                                                      $1,390,236

ENGINEERING & CONSTRUCTION
     32,300 Bouygues SA*                                                 891,685
                                                                        $891,685

INDUSTRIAL PRODS & SVCS
     20,000 Schneider SA*                                                940,269
                                                                        $940,269

OIL & GAS

     25,500 Total Fina Elf                                             3,853,633
                                                                      $3,853,633

PHARMACEUTICALS

     12,800 Aventis SA                                                   704,223
     37,400 Sanofi-Synthelabo SA                                       2,190,363
                                                                      $2,894,586

RETAIL

     50,600 Carrefour SA                                               2,479,986
                                                                      $2,479,986

TELEPHONE & TELECOMMUNICATIONS
     60,000 France Telecom SA*                                         1,471,725
                                                                      $1,471,725

TOTAL FRANCE               --- 16.79%                                $19,275,166

GERMANY

AUTOMOBILES

     49,400 Bayerische Motoren Werke AG                                1,900,404
                                                                      $1,900,404

TOTAL GERMANY              --- 1.66%                                  $1,900,404

HONG KONG

RETAIL

    304,000 Esprit Holdings Ltd*                                         742,638
                                                                        $742,638

TOTAL HONG KONG            --- 0.65%                                    $742,638

IRELAND

FINANCIAL SERVICES
     65,700 Irish Life & Permanent PLC*                                  709,198
                                                                        $709,198

TOTAL IRELAND              --- 0.62%                                    $709,198

ITALY

UTILITIES

    247,000 Snam Rete Gas SpA*                                           970,057
                                                                        $970,057

TOTAL ITALY                --- 0.84%                                    $970,057

JAPAN

AUTOMOBILES

     53,000 Honda Motor Co Ltd                                         2,008,328
    190,000 Nissan Motor Co Ltd                                        1,816,531
                                                                      $3,824,859

BROADCAST/MEDIA

        180 Fuji Television Network Inc*                                 635,603
     65,000 Tokyo Broadcasting System Inc*                               791,963
                                                                      $1,427,566

ELECTRONIC INSTRUMENT & EQUIP
     89,000 Brother Industries Ltd*                                      615,199
                                                                        $615,199

OFFICE EQUIPMENT & SUPPLIES
     53,000 Canon Inc                                                  2,432,063
                                                                      $2,432,063

PHARMACEUTICALS

    106,000 Chugai Pharmaceutical Co Ltd*                              1,204,114
     21,000 Ono Pharmaceutical*                                          650,593
     37,700 Takeda Chemical Industries Ltd                             1,390,889
                                                                      $3,245,596

TELEPHONE & TELECOMMUNICATIONS
        454 Japan Telecom Holdings Co Ltd                              1,380,054
        332 KDDI                                                       1,285,696
                                                                      $2,665,750

TEXTILES

     50,000 Shiseido Co Ltd                                              485,572
                                                                        $485,572

UTILITIES

    264,000 Tokyo Gas Co                                                 758,526
                                                                        $758,526

TOTAL JAPAN                --- 13.46%                                $15,455,131

MEXICO

TELEPHONE & TELECOMMUNICATIONS
     25,800 America Movil SA de CV*                                      483,750
                                                                        $483,750

TOTAL MEXICO               --- 0.42%                                    $483,750

NETHERLANDS

FOOD & BEVERAGES
     42,400 Unilever NV                                                2,274,799
                                                                      $2,274,799

PRINTING & PUBLISHING
    349,500 Reed Elsevier NV*                                          4,121,849
                                                                      $4,121,849

TOTAL NETHERLANDS          --- 5.57%                                  $6,396,648

NORWAY

FINANCIAL SERVICES
     10,800 Gjensidige NOR ASA*                                          377,785
                                                                        $377,785

FOREIGN BANKS
    144,400 DNB Holding ASA                                              712,158
                                                                        $712,158

TOTAL NORWAY               --- 0.95%                                  $1,089,943

SINGAPORE

FOREIGN BANKS
    244,000 DBS Group Holdings Ltd                                     1,427,144
    136,000 United Overseas Bank Ltd                                     957,638
                                                                      $2,384,782

TELEPHONE & TELECOMMUNICATIONS
  1,701,000 Singapore Telecommunications Ltd                           1,458,552
                                                                      $1,458,552

TOTAL SINGAPORE            --- 3.35%                                  $3,843,334

SPAIN

ELECTRIC COMPANIES
    128,800 Iberdrola SA                                               2,230,445
                                                                      $2,230,445

TELEPHONE & TELECOMMUNICATIONS
    181,400 Telefonica SA*                                             2,106,021
                                                                      $2,106,021

TOTAL SPAIN                --- 3.78%                                  $4,336,466

SWEDEN

RETAIL

     63,600 Hennes & Mauritz AB Class B                                1,461,895
                                                                      $1,461,895

TOTAL SWEDEN               --- 1.27%                                  $1,461,895

SWITZERLAND

CHEMICALS

     51,500 Syngenta AG*                                               2,581,558
                                                                      $2,581,558

FOOD & BEVERAGES
      8,152 Nestle SA                                                  1,682,097
                                                                      $1,682,097

FOREIGN BANKS
     49,283 UBS AG                                                     2,741,482
                                                                      $2,741,482

MEDICAL PRODUCTS
      5,600 Straumann Holdings AG*                                       506,441
      2,900 Synthes-Stratec Inc*                                       2,083,127
                                                                      $2,589,568

PHARMACEUTICALS

     83,700 Novartis AG                                                3,312,037
                                                                      $3,312,037

TOTAL SWITZERLAND          --- 11.24%                                $12,906,742

UNITED KINGDOM

BROADCAST/MEDIA

    140,500 British Sky Broadcasting Group PLC*                        1,553,369
     42,200 Capital Radio PLC*                                           348,182
                                                                      $1,901,551

CHEMICALS

    234,200 BOC Group PLC*                                             3,006,699
                                                                      $3,006,699

FOOD & BEVERAGES
    247,600 Diageo PLC                                                 2,647,580
                                                                      $2,647,580

FOREIGN BANKS
     95,800 Royal Bank of Scotland Group PLC                           2,687,434
                                                                      $2,687,434

HOUSEHOLD GOODS
    160,900 Reckitt Benckiser PLC                                      2,949,806
                                                                      $2,949,806

LEISURE & ENTERTAINMENT
    121,900 William Hill PLC*                                            570,772
                                                                        $570,772

MISCELLANEOUS

  1,203,900 Granada Compass PLC*                                       1,797,887
                                                                      $1,797,887

OIL & GAS

    238,600 BP PLC                                                     1,654,633
                                                                      $1,654,633

PHARMACEUTICALS

     27,900 AstraZeneca Group PLC                                      1,122,435
     62,100 Glaxosmithkline PLC                                        1,253,261
                                                                      $2,375,696

RETAIL

    346,100 Kingfisher PLC*                                            1,584,849
    107,100 Next PLC                                                   1,818,563
                                                                      $3,403,412

TELEPHONE & TELECOMMUNICATIONS
  1,674,200 Vodafone AirTouch PLC                                      3,273,777
                                                                      $3,273,777

TOTAL UNITED KINGDOM       --- 22.88%                                $26,269,247

TOTAL COMMON STOCK --- 95.23%                                       $109,331,948
(Cost $105,930,306)

SHORT-TERM INVESTMENTS

UNITED STATES


  5,479,000 Fannie Mae                                                 5,479,000
               0.790%, July 1, 2003

TOTAL UNITED STATES        --- 4.77%                                  $5,479,000

TOTAL SHORT-TERM INVESTMENTS --- 4.77%                                $5,479,000
(Cost $5,479,000)

TOTAL MFS INTERNATIONAL GROWTH PORTFOLIO --- 100%                   $114,810,948
(Cost $111,409,306)

Legend

* Non-income Producing Security
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003